INVESTMENTS SECURITIES - HELD TO MATURITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedules Of Cost Method Investments [Line Items]
Interest on investment securities	$ 0	$ 105,878
Investment securities, balance	0	0
Notes Receivable [Member]
Schedules Of Cost Method Investments [Line Items]
Interest receivable	$ 0	$ 0
Maximum
Schedules Of Cost Method Investments [Line Items]
Interest rate for investments	5.50%
Minimum
Schedules Of Cost Method Investments [Line Items]
Interest rate for investments	5.00%